ACCRUED CONSULTING FEES (Tables)	12 Months Ended
May 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued consulting fees

	May 31, 2024	May 31, 2023
Due to Company Chief Executive Officer pursuant to Consulting Agreement dated March 1, 2017 – monthly compensation of $20,000	$728,817	$488,817
Due to wife of Company Chief Executive Officer pursuant to consulting agreement effective August 16, 2018 – monthly compensation of $15,000	305,200	305,200
Due to mother of Company Chief Executive Officer pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $5,000 to November 30, 2019	131,350	131,350
Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated February 28, 2019) – monthly compensation of $5,000 to February 28, 2019	144,700	144,700
Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $1,000 to November 30, 2019	48,000	48,000
Due to two other service providers	27,850	27,850
Total	$1,385,917	$1,145,917

Schedule of accrued consulting fees balance changed

	Year Ended
	May 31, 2024	May 31, 2023
Balance, beginning of period	$1,145,917	$926,217
Compensation expense accrued pursuant to consulting agreements	240,000	240,000
Payments to consultants	–	(20,300)
Balance, end of period	$1,385,917	$1,145,917